Bank Loans (Details) - Schedule of Long-Term Bank Loans from Commercial Banks - Commercial Banks [Member] - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Schedule of Long-Term Bank Loans from Commercial Banks [Line Items]
Long-term bank loans	$ 9,160
Bank of China Ningde Branch [Member]
Schedule of Long-Term Bank Loans from Commercial Banks [Line Items]
Long-term bank loans	$ 9,160